Schedule of Investments (unaudited) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 122.3%

Alabama — 2.6%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A:
5.80%, 05/01/34	$1,850	$1,878,342
5.38%, 12/01/35	1,000	1,061,080
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A, 4.50%, 05/01/32(a)	5,000	5,481,300
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	7,610	7,913,943

		16,334,665

Alaska — 0.6%
City of Anchorage Alaska Electric Revenue, Refunding RB, Series A, 5.00%, 12/01/41	3,000	3,420,960

Arizona — 5.6%
Arizona IDA, RB, S/F Housing, NCCU Properties LLC-North Carolina Central University Project, Series A (BAM), 4.00%, 06/01/44	1,435	1,539,841
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 07/01/50(a)	2,500	2,747,775
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 07/01/20(b)	2,000	2,044,260
City of Phoenix Arizona IDA, RB, Candeo School, Inc. Project:
6.63%, 07/01/33	2,245	2,555,439
6.88%, 07/01/44	3,440	3,889,436
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	600	652,752
Basis Schools, Inc. Projects, 5.00%, 07/01/45	760	808,670
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,125	1,223,910
Legacy Traditional School Projects, 5.00%, 07/01/45	700	741,321
City of Phoenix Civic Improvement Corp., ARB, Junior Lien Airport Revenue Bonds, Series B, AMT, 3.25%, 07/01/49(c)	2,195	2,191,576
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	3,300	3,350,160

Security	Par (000)	Value

Arizona (continued)
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	$9,805	$13,112,815

		34,857,955

Arkansas — 0.6%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	3,790	4,015,202

California — 3.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	5,600	5,795,160
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	2,800	3,271,660
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	855	879,889
5.25%, 06/01/47	1,025	1,061,213
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement District No. 2007-1, Election of 2008, Series B, 0.00%, 08/01/46(d)	10,000	4,265,900
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series E, 4.00%, 05/01/50	5,000	5,522,100

		20,795,922

Colorado — 0.9%
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	1,025	1,085,495
Colorado Health Facilities Authority, Refunding RB, AdventHealth Obligated Group, 4.00%, 11/15/43	2,320	2,596,498
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	1,000	1,048,160
Serenity Ridge Metropolitan District No 2, GO, Series A, 5.13%, 12/01/43	1,000	1,063,180

		5,793,333

Connecticut — 0.6%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	3,325	4,022,851

Delaware — 0.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,500	2,594,350

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware (continued)
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	$2,780	$3,269,586

		5,863,936

Florida — 9.7%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	905	975,527
5.00%, 05/01/48	2,270	2,384,726
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	9,370	11,149,831
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 07/01/42	3,750	4,053,225
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	10,290	10,649,327
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, University of Miami, Series A, 5.00%, 04/01/45	4,625	5,216,584
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	8,900	9,077,555
Florida Development Finance Corp., RB, VRDN, Virgin Trains USA Passenger Rail Project, Series B, AMT, 1.90%, 01/01/49(e)	4,570	4,571,229
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	10,000	11,019,100
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood National & Polo Run Projects:
4.63%, 05/01/27	255	272,511
5.25%, 05/01/37	470	515,618
5.38%, 05/01/47	770	832,401

		60,717,634

Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B, AMT, 5.00%, 01/01/29	1,070	1,110,778
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	1,575	1,751,825
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,855	2,513,803

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/48	$2,745	$3,143,931

		8,520,337

Hawaii — 0.8%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,119,300

Illinois — 10.8%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	865	992,544
Project, 5.25%, 12/01/35	2,785	3,090,626
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	1,560	1,773,704
Dedicated Revenues, Series G, 5.00%, 12/01/34	865	995,952
5.00%, 12/01/25	1,200	1,364,388
Chicago Board of Education, GO, Series D::
5.00%, 12/01/46	995	1,128,987
5.00%, 12/01/46	2,575	2,755,070
City of Chicago Illinois O’Hare International Airport, GARB, Senior Lien, Series D, AMT, 5.00%, 01/01/42	1,450	1,681,464
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	2,110	2,234,448
City of Chicago Illinois Wastewater Transmission, Refunding RB, 2nd Lien, Series C, 5.00%, 01/01/39	1,000	1,111,450
County of Cook Illinois Community College District No. 508, GO, University & College Improvements, 5.25%, 12/01/31	5,000	5,458,400
Illinois Finance Authority, RB, Memorial Health System, Series A, 5.25%, 07/01/44	1,785	1,970,908
Illinois Finance Authority, Refunding RB:
OSF Healthcare System, 6.00%, 05/15/20(b)	3,205	3,273,875
OSF Healthcare System, 6.00%, 05/15/39	525	534,513
Presence Health Network, Series C, 5.00%, 02/15/41	3,600	4,262,580
Metropolitan Pier & Exposition Authority, RB:
Mccormick Place Expansion (BAM), 0.00%, 12/15/56(d)	8,755	2,264,656

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
McCormick Place Expansion Project Bonds, Series A, 5.00%, 06/15/57	$425	$470,118
Metropolitan Pier & Exposition Authority, Refunding RB, Mccormick Place Expansion (BAM), 0.00%, 12/15/54(d)	12,215	3,476,389
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	2,645	2,834,012
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	440	463,474
Series C (NPFGC), 7.75%, 06/01/20	805	830,349
State of Illinois, GO, Series D, 5.00%, 11/01/28	6,965	7,980,497
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/42	7,990	9,498,432
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	7,045	7,067,544

		67,514,380

Indiana — 1.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 01/01/34	2,250	2,604,983
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	700	776,874
6.75%, 01/15/43	570	626,156
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	2,640	2,876,280
State of Indiana Finance Authority, Refunding RB, Deaconess Health System, Series A, 5.00%, 03/01/39	3,000	3,402,840

		10,287,133

Iowa — 1.7%
Iowa Finance Authority, RB, Lifespace Communities, Inc., Series A, 5.00%, 05/15/36	1,050	1,170,834
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	4,000	4,327,560
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	1,000	1,001,240

Security	Par (000)	Value

Iowa (continued)
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	$3,950	$4,354,796

		10,854,430

Kansas — 1.0%
City of Lenexa Kansas, Refunding RB, Lakeview Village, Inc., Series A, 5.00%, 05/15/43	1,965	2,159,338
Wyandotte County-Kansas City Unified Government Utility System, RB, Series A, 5.00%, 09/01/40	3,700	4,278,162

		6,437,500

Kentucky — 0.9%
County of Owen Kentucky, RB, Kentucky American Water Co. Project, Series B, 5.63%, 09/01/39	1,000	1,000,840
Kentucky Economic Development Finance Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/49	3,840	4,492,762

		5,493,602

Louisiana — 3.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	2,615	2,719,077
Parish of St. Charles Louisiana, RB, Valero Energy Corp., 4.00%, 12/01/40(e)	2,210	2,333,163
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(e):
2.00%, 06/01/37	2,250	2,260,845
2.10%, 06/01/37	1,310	1,318,253
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.25%, 05/15/31	3,420	3,575,371
5.25%, 05/15/32	4,375	4,701,681
5.25%, 05/15/33	4,750	5,102,355
5.25%, 05/15/35	1,500	1,651,095

		23,661,840

Maryland — 2.5%
City of Baltimore Maryland, Refunding RB, East Baltimore Research Park, Series A, 4.50%, 09/01/33	545	584,665

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	$4,935	$5,730,867
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community Project, 6.25%, 01/01/21(b)	2,000	2,109,320
Meritus Medical Center Issue, 5.00%, 07/01/40	6,350	7,235,698

		15,660,550

Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	845	963,385
Emerson College Issue, Series A, 5.25%, 01/01/42	1,895	2,221,414
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	4,480	5,193,709
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	1,620	1,893,569
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,785	1,804,099
Massachusetts Port Authority, Refunding ARB, Bosfuel Project, Series A, AMT, 4.00%, 07/01/44	6,180	6,752,021

		18,828,197

Michigan — 0.3%
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,775	2,078,046

Minnesota — 0.7%
City of Cologne Minnesota Charter School, LRB, Cologne Academy Project, Series A, 5.00%, 07/01/45	1,500	1,574,100
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	1,940	2,137,802

Security	Par (000)	Value

Minnesota (continued)
Housing & Redevelopment Authority of The City of Saint Paul Minnesota, RB, Great River School Project, Series A, 5.50%, 07/01/52(a)	$695	$749,391

		4,461,293

Mississippi — 4.2%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project:
Series A, 6.80%, 04/01/22	9,160	10,225,033
Series B, 6.70%, 04/01/22	4,500	5,013,000
Mississippi Development Bank, Refunding RB, Municipal Energy Agency Of Mississippi, Series A (AGM), 4.00%, 03/01/41	3,000	3,230,670
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,105	1,355,548
4.00%, 10/15/38	5,535	6,203,517

		26,027,768

Montana — 0.1%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	330	342,470
3.60%, 12/01/47	510	522,689

		865,159

Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	6,200	6,735,618

Nevada — 2.5%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	2,250	2,599,943
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	5,230	5,617,020
4.00%, 06/01/46	245	262,194
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	4,080	5,009,342
5.00%, 06/01/37	1,500	1,838,760

		15,327,259

New Jersey — 11.0%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,507,142

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	$1,530	$1,751,529
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	10,000	11,197,600
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	1,050	1,173,092
School Facilities Construction, Series UU, 5.00%, 06/15/40	3,390	3,722,254
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	4,670	4,924,795
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	7,260	3,853,681
Series BB, 4.00%, 06/15/50	4,095	4,255,524
Transportation Program, Series AA, 5.25%, 06/15/33	8,750	9,686,512
Transportation Program, Series AA, 5.25%, 06/15/41	780	877,484
Transportation Program, Series AA, 5.00%, 06/15/44	4,450	4,816,547
Transportation System, Series B, 5.50%, 06/15/31	8,000	8,465,280
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	5,430	6,351,362
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	4,550	5,300,249
Sub-Series B, 5.00%, 06/01/46	665	735,005

		68,618,056

New York — 3.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	2,145	2,367,994
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,500	3,547,775
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,435	4,436,819
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	3,675	3,675,404

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 2(a):
5.15%, 11/15/34	$460	$513,231
5.38%, 11/15/40	1,145	1,292,739
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	3,165	3,298,531
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	2,005,091
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	2,740	2,942,733

		24,080,317

North Carolina — 0.3%
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55(c)	1,125	1,235,430
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/49(c)	525	763,518

		1,998,948

Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.75%, 06/01/34	950	950,465
5.88%, 06/01/47	2,925	2,931,230
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	2,875	2,933,449
County of Butler Port Authority, RB, StoryPoint Fairfield Project, Series A-1(a):
6.38%, 01/15/43	675	725,551
6.50%, 01/15/52	390	418,665
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,690	1,841,762
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	1,915	2,113,509
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 11/13/23(b)	7,430	8,622,218

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	$1,385	$1,527,572
Ohio Air Quality Development Authority, Refunding RB, Ohio Valley Electric Corp., 3.25%, 09/01/29	5,000	5,138,900

		27,203,321

Oklahoma — 0.4%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	2,205	2,597,710

Oregon — 0.2%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	800	961,416

Pennsylvania — 11.7%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42(a)	1,725	1,932,190
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	365	419,378
City of Philadelphia PA Water & Wastewater Revenue, RB, Series B, 5.00%, 11/01/54	6,030	7,387,172
County of Delaware Pennsylvania IDA, Refunding RB, Covanta Project, 5.00%, 07/01/43	5,000	5,075,500
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	2,955	3,590,148
5.00%, 03/01/43	2,145	2,597,531
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
Series A, 5.00%, 09/01/48	3,330	3,897,165
Project, 4.00%, 09/01/49	6,750	7,293,375
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community, 5.25%, 01/01/40	4,170	4,383,212
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38	1,855	2,072,833
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	4,385	5,310,191
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	2,565	2,901,143

Security	Par (000)	Value

Pennsylvania (continued)
VRDN, Waste Management, Inc. Project, AMT, 2.15%, 07/01/41(e)	$635	$643,242
Pennsylvania HFA, RB, S/F Housing Mortgage, AMT, Series 118-B, 4.05%, 10/01/40	1,360	1,419,854
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	7,000	7,276,010
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,700	2,023,476
Pennsylvania Turnpike Commission, RB:
Series A-1, 5.00%, 12/01/41	440	515,693
Sub-Series B-1, 5.25%, 06/01/47	5,680	6,733,981
Subordinate, Series A, 5.00%, 12/01/44	6,390	7,683,911

		73,156,005

Puerto Rico — 5.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,340	1,360,314
5.63%, 05/15/43	1,335	1,355,239
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	3,820	3,972,303
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,360	1,380,019
6.00%, 07/01/44	2,455	2,491,162
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	3,765	998,102
Series A-1, 4.75%, 07/01/53	2,921	3,016,079
Series A-1, 5.00%, 07/01/58	11,608	12,201,517
Series A-2, 4.33%, 07/01/40	1,890	1,911,829
Series A-2, 4.78%, 07/01/58	3,003	3,096,694

		31,783,258

Rhode Island — 1.7%
Rhode Island Turnpike & Bridge Authority, RB, Series A(c):
3.00%, 10/01/37	750	751,942
3.00%, 10/01/39	240	240,449
4.00%, 10/01/44	170	188,634

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	$6,820	$7,123,626
5.00%, 06/01/50	2,000	2,131,040

		10,435,691

South Carolina — 1.8%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	2,690	3,181,947
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	750	842,048
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,450	7,438,011

		11,462,006

Texas — 11.5%
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A:
5.00%, 01/01/40	1,215	1,390,567
5.00%, 01/01/45	3,500	3,987,865
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 01/01/21(b)	1,000	1,048,640
6.00%, 01/01/21(b)	4,300	4,520,719
Series A, 5.00%, 01/01/43	6,925	7,531,561
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,665	2,970,329
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	4,005	4,925,029
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	850	999,201
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	4,630	4,785,753
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/44	3,500	3,822,070

Security	Par (000)	Value

Texas (continued)
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	$1,100	$1,130,844
New Hope Cultural Education Facilities Corp., RB:
Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	500	545,560
Jubilee Academic Center Project, Series A, 5.00%, 08/15/37(a)	2,000	2,044,160
New Hope Cultural Education Facilities Corp., Refunding RB, 1st Mortgage, Morningside Ministries Project, 6.25%, 01/01/33	1,600	1,759,584
North Texas Education Finance Corp., ERB, Uplift Education, Series A, 5.13%, 06/01/22(b)	1,000	1,096,620
North Texas Tollway Authority, Refunding RB, Series A:
1st Tier, 5.00%, 01/01/48	5,350	6,354,676
5.00%, 01/01/38	5,000	5,748,450
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	3,575	4,157,582
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	8,000	8,254,720
Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	4,710	4,728,840

		71,802,770

Virginia — 4.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	430	475,387
5.50%, 03/01/46	1,475	1,613,856
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 07/15/20(b)	3,030	3,102,175
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	3,665	3,665,000
Virginia Small Business Financing Authority, RB, AMT:
95 Express Lanes LLC Project, 5.00%, 07/01/49	1,990	2,100,107
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	2,150	2,373,428

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.50%, 01/01/42	$5,140	$5,584,353
Transform 66 P3 Project, 5.00%, 12/31/49	7,895	8,980,799

		27,895,105

Washington — 2.7%
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	4,905	5,796,631
Series A, 5.00%, 05/01/43	1,295	1,517,002
State of Washington, COP, Series B:
5.00%, 07/01/36	1,725	2,111,072
5.00%, 07/01/38	2,300	2,806,460
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,010	4,488,313

		16,719,478

Wisconsin — 1.5%
Public Finance Authority, Refunding RB, The Evergreens Obligated Group, 5.00%, 11/15/49	1,095	1,257,093
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	4,080	4,914,931
ThedaCare, Inc., 4.00%, 12/15/49(c)	3,220	3,496,598

		9,668,622

Wyoming — 0.6%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	1,120	1,306,861
Wyoming Community Development Authority, Refunding RB, Series 2 & 3, 4.05%, 12/01/38	2,215	2,314,608

		3,621,469

Total Municipal Bonds — 122.3% (Cost — $714,608,373)		765,699,042

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 2.9%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$14,998	$17,927,260

Colorado — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(a)(e)(g)	6,504	7,921,914
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(g)	3,285	3,509,333

		11,431,247

Florida — 2.4%
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	14,747	15,216,395

Illinois — 2.0%
State of Illinois Toll Highway Authority, RB, Series B, 5.00%, 01/01/40	10,976	12,664,193

Kentucky — 1.5%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, River City, Inc., 1st Mortgage, Series A, 5.38%, 12/01/19	9,195	9,195,000

Louisiana — 2.9%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	5,542	6,095,956
4.00%, 12/01/49	11,133	12,246,545

		18,342,501

Maryland — 2.0%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	4,898	5,811,089
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	5,509	6,594,707

		12,405,796

Michigan — 2.5%
Michigan Finance Authority, RB:
Mclaren Health Care, Series A, 4.00%, 02/15/44	6,646	7,316,218

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Multi Model- McLaren Health Care, 4.00%, 02/15/47	$7,434	$8,183,827

		15,500,045

New York — 1.7%
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	10,001	10,812,690

Oregon — 0.2%
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	1,200	1,202,368

Pennsylvania — 3.7%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(a)(e)(g)	7,250	8,048,370
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(a)(e)(g)	10,009	10,846,254
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	3,925	4,570,544

		23,465,168

Texas — 5.5%
City of Houston Texas Higher Education Finance Corp., RB, Rice University Project, Series A, 5.00%, 05/15/20(b)	10,000	10,171,997
County of Harris Texas Health Facilities Development Corp., Refunding RB, School Health Care System, Series B, 5.75%, 07/01/27	19,740	24,012,131

		34,184,128

Virginia — 2.1%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(g)	6,960	8,290,404

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	$5,002	$5,075,047

		13,365,451

Washington — 2.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	10,000	12,461,700

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.2% (Cost — $195,096,929)		208,173,942

Total Long-Term Investments — 155.5% (Cost — $909,705,302)		973,872,984

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(h)(i)	901,716	901,806

Total Short-Term Securities — 0.1% (Cost — $901,806)		901,806

Total Investments — 155.6% (Cost — $910,607,108)		974,774,790

Other Assets Less Liabilities — 0.4%		2,504,111

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.1)%		(107,126,425)

VMTP Shares, at Liquidation Value — (38.9)%		(243,800,000)

Net Assets Applicable to Common Shares — 100.0%		$626,352,476

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF)

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 01, 2027, is $25,287,094.

(h)	Annualized 7-day yield as of period end.
(i)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	16,623,641	(15,721,925)	901,716	$901,806	$22,929	$—	$1,661

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

ERB — Education Revenue Bonds

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

VRDN — Variable Rate Demand Notes

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	77	03/20/20	$9,961	$11,314
Long U.S. Treasury Bond	187	03/20/20	29,727	66,484
5-Year U.S. Treasury Note	38	03/31/20	4,521	2,841

				$80,639

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock MuniVest Fund, Inc. (MVF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Methodologies Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$973,872,984	$—	$973,872,984
Short-Term Securities	901,806	—	—	901,806

	$901,806	$973,872,984	$—	$974,774,790

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$80,639	$—	$—	$80,639

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(106,867,488)	$—	$(106,867,488)
VMTP Shares at Liquidation Value	—	(243,800,000)	—	(243,800,000)

	$—	$(350,667,488)	$—	$(350,667,488)

11